Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		186 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Cash Flows from Operating Activities:
Net Loss	$ (20,254)	$ (19,953)	$ (194,393)
Reconciliation of net loss to net cash used in operating activities:
Depreciation and amortization	6	2	2,359
Amortization of deferred financing costs	0	0	320
Amortization debt discount	4,058	2,853	28,267
Derivative valuation (gain) loss	(29)	0	(83)
Accrued interest converted to stock	0	1,047	260
Accreted interest on convertible promissory note	0	0	1,484
Stock-based compensation costs	7,354	1,512	18,768
Stock and warrants issued for services and other expenses	3,470	3,593	12,805
Loan conversion inducement	125	4,522	10,415
Valuation of reclassified equity contracts	(7,413)	0	(14,172)
Asset impairment loss and loss (gain) on sale of properties	0	0	(936)
Loss on facility sublease	0	0	895
Increase (decrease) in cash resulting from changes in assets and liabilities:
Prepaid expenses and other current assets	(84)	(129)	540
Accounts payable and accrued expenses	1,097	380	6,887
Related party accounts payable and accrued expenses	1,518	(59)	13,794
Accrued loss on sublease	0	0	(265)
Deferred rent	0	0	410
Net Cash used in Operating Activities	(10,152)	(6,232)	(112,645)
Cash Flows from Investing Activities:
Purchase of property and equipment, net	(31)	(41)	(5,075)
Proceeds from sale of property and equipment	0	0	258
Proceeds from sale of intellectual property	0	0	1,816
Proceeds from sale of marketable securities	0	0	2,000
Refund of security deposit	0	0	(3)
Transfer of restricted cash	0	0	(1,035)
Net Cash used in Investing Activities	(31)	(41)	(2,039)
Cash Flows from Financing Activities:
Proceeds from issuance of note payable	6,272	0	12,122
Proceeds from issuance of convertible notes payable to related parties	500	2,667	1,800
Proceeds from issuance of note payable to related parties	0	0	11,250
Repayment of note payable to related party	0	0	(7,600)
Proceeds from issuance of convertible promissory note and warrants, net of issuance costs	0	0	16,091
Repayment of convertible promissory note	(399)	0	(1,069)
Borrowing under line of credit, Northwest Hospital	0	0	2,834
Repayment of line of credit, Northwest Hospital	0	0	(2,834)
Payment on capital lease obligations	0	0	(323)
Payments on note payable	0	0	(420)
Proceeds from issuance preferred stock, net	0	0	28,708
Proceeds from exercise of stock options and warrants	0	0	228
Proceeds from issuance common stock, net	5,340	3,960	58,914
Proceeds from sale of stock warrant	4	0	94
Payment of preferred stock dividends	0	0	(1,251)
Series A preferred stock redemption fee	0	0	(1,700)
Deferred financing costs	0	0	(320)
Net Cash provided by Financing Activities	11,717	6,627	116,524
Effect of exchange rates on cash	(44)	(69)	(276)
Net increase in cash	1,490	285	1,564
Cash at beginning of period	153	65	0
Cash at end of period	1,643	350	1,643
Supplemental disclosure of cash flow information - Cash paid during the period for interest	0	0	1,879
Supplemental schedule of non-cash financing activities:
Equipment acquired through capital leases	0	0	285
Issuance of common stock in connection with elimination of Series A and Series A-1 preferred stock preferences	0	0	12,349
Issuance of common stock in connection conversion of notes payable and accrued interest notes	2,790	1,004	6,076
Warrants issued on Series A and Series A-1 preferred stock dividends	0	0	4,664
Common stock warrant liability	0	0	11,841
Accretion of mandatorily redeemable Series A preferred stock redemption obligation	0	0	1,872
Debt discount on promissory notes	4,891	2,490	18,982
Issuance of Series C preferred stock warrants in connection with lease agreement	0	0	43
Issuance of common stock to settle accounts payable	0	0	4
Liability for and issuance of common stock and warrants to Medarex	0	0	840
Issuance of common stock to landlord	0	0	35
Deferred compensation on issuance of stock options and restricted stock grants	0	0	759
Cancellation of options and restricted stock	0	0	849
Financing of prepaid insurance through note payable	0	0	491
Stock subscription receivable	0	0	480
Series A Preferred Stock [Member]
Supplemental schedule of non-cash financing activities:
Modification of preferred stock warrants	0	0	2,306
Series A 1 Preferred Stock [Member]
Supplemental schedule of non-cash financing activities:
Modification of preferred stock warrants	0	0	16,393
Conversion of convertible promissory notes and accrued interest to stock	0	0	7,707
Series D Preferred Stock [Member]
Supplemental schedule of non-cash financing activities:
Conversion of convertible promissory notes and accrued interest to stock	0	0	5,324
Common Stock [Member]
Supplemental schedule of non-cash financing activities:
Conversion of convertible promissory notes and accrued interest to stock	$ 0	$ 0	$ 269